Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 309,975,140	$ 332,036,013	$ 235,684,500	$ 245,171,924
Other current financial assets	4,041,415	3,352,404
Other current non-financial assets	66,825,997	19,801,573
Trade and other receivables, current	688,185,127	554,886,639
Current accounts receivable from related parties	56,440,088	57,976,125
Inventories	31,247,710	23,310,029
Current tax assets	111,537,016	35,038,413
TOTAL CURRENT ASSETS	1,268,252,493	1,026,401,196
Other non-current financial assets	39,379,065	20,660,450
Other non-current non-financial assets	89,616,648	65,787,215
Trade and other non-current receivables	515,786,340	445,016,566
Non-current accounts receivable from related parties	6,348,001	48,358,915
Investments accounted for using the equity method	9,923,933	12,992,803	7,928,588
Intangible assets other than goodwill	191,221,555	165,114,521	132,278,593
Goodwill	921,078,198	915,705,369	917,352,974
Property, plant and equipment	6,110,688,761	5,033,496,472	5,304,476,114
Investment property	7,539,005	7,421,940	6,795,155
Right-of-use asset	160,788,861	55,502,192
Deferred tax assets	179,700,736	108,013,945
TOTAL NON-CURRENT ASSETS	8,232,071,103	6,878,070,388
TOTAL ASSETS	9,500,323,596	7,904,471,584
Other current financial liabilities	88,339,890	157,499,141
Current lease liabilities	11,105,018	7,007,711
Trade and other payables, current	978,324,487	627,958,022
Current accounts payable to related parties	1,004,597,958	130,053,962
Other current provisions	19,756,317	3,434,804
Current tax liabilities	13,148,707	72,359,944
Other current non-financial liabilities	17,053,840	47,166,581
TOTAL CURRENT LIABILITIES	2,132,326,217	1,045,480,165
Other non-current financial liabilities	1,941,874,378	1,483,589,126
Non-current lease liabilities	148,557,059	44,857,807
Trade and other payables non-current	179,397,412	117,210,059
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Other long-term provisions	194,112,714	210,241,671
Deferred tax liabilities	197,416,950	168,057,562
Non-current provisions for employee benefits	58,951,586	75,538,265	$ 66,163,490
Other non-current non-financial liabilities	1,135,285	1,177,968
TOTAL NON-CURRENT LIABILITIES	4,021,504,481	3,264,716,920
TOTAL LIABILITIES	6,153,830,698	4,310,197,085
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial assets		707,749
Other current non-financial assets	4,368,548	1,117,707
Trade and other receivables, current	1,913,471	1,663,044
Inventories	135,552	48,280
TOTAL CURRENT ASSETS	6,417,571	3,536,780
Other non-current financial assets	16,863,692
Other non-current non-financial assets	62,133	58,216
Trade and other non-current receivables	7,415,493	8,745,386
Property, plant and equipment		1,045,376,735
Right-of-use asset	84,224,468	19,262,028
TOTAL NON-CURRENT ASSETS	108,565,786	1,073,442,365
TOTAL ASSETS	114,983,357	1,076,979,145
Other current financial liabilities	35,691,780	33,601,292
Current lease liabilities	5,891,047	3,129,937
Trade and other payables, current	11,595,068	16,207,046
TOTAL CURRENT LIABILITIES	53,177,895	52,938,275
Other non-current financial liabilities	232,572,049	249,693,690
Non-current lease liabilities	133,208,951	28,337,700
TOTAL NON-CURRENT LIABILITIES	365,781,000	278,031,390
TOTAL LIABILITIES	418,958,895	330,969,665
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	245,516,611	300,357,149
Other current financial assets	1,964,183	2,614,678
Other current non-financial assets	38,910,048	15,358,682
Trade and other receivables, current	673,441,405	544,736,403
Current accounts receivable from related parties	5,923,226	3,106,532
Inventories	20,464,746	17,978,682
Current tax assets	108,728,114	35,025,069
TOTAL CURRENT ASSETS	1,094,948,333	919,177,195
Other non-current financial assets	21,588,925	18,745,200
Other non-current non-financial assets	89,522,912	65,728,999
Trade and other non-current receivables	507,930,913	77,106,644
Investments accounted for using the equity method	1,277	7,451,193
Intangible assets other than goodwill	116,823,399	115,140,459
Goodwill	887,257,655	887,257,655
Property, plant and equipment	3,303,144,446	3,102,444,105
Investment property	7,539,005	7,421,940
Right-of-use asset	19,550,176	27,760,561
Deferred tax assets	168,154,950	98,353,360
TOTAL NON-CURRENT ASSETS	5,121,513,658	4,407,410,116
TOTAL ASSETS	6,216,461,991	5,326,587,311
Other current financial liabilities	3	4
Current lease liabilities	81,203	65,504
Trade and other payables, current	686,640,406	363,193,954
Current accounts payable to related parties	20,240,202	3,105,229
Other current provisions	19,341,067	3,194,786
Current tax liabilities	10,686,838	69,682,409
Other current non-financial liabilities	12,453,608	43,065,405
TOTAL CURRENT LIABILITIES	749,443,327	482,307,291
Non-current lease liabilities	37,922	56,084
Trade and other payables non-current	27,661	27,661
Other long-term provisions	177,253,679	192,728,322
Deferred tax liabilities	58,397,322	69,239,139
Non-current provisions for employee benefits	58,091,481	74,814,799
Other non-current non-financial liabilities	1,135,285	1,177,968
TOTAL NON-CURRENT LIABILITIES	294,943,350	338,043,973
TOTAL LIABILITIES	1,044,386,677	820,351,264
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	64,066,348	27,617,370
Other current financial assets	2,077,232	29,977
Other current non-financial assets	16,741,321	2,189,622
Trade and other receivables, current	12,501,931	7,713,459
Current accounts receivable from related parties	25,269,387	29,404,983
Inventories	8,745,117	4,042,276
Current tax assets	2,808,902
TOTAL CURRENT ASSETS	132,210,238	70,997,687
Other non-current financial assets	926,448	1,373,356
Other non-current non-financial assets	31,603
Trade and other non-current receivables	439,122	359,154,278
Non-current accounts receivable from related parties	6,348,001	48,358,915
Investments accounted for using the equity method	9,535,521	5,171,047
Intangible assets other than goodwill	74,306,735	49,736,710
Goodwill	33,820,543	28,447,714
Property, plant and equipment	2,792,960,024	871,743,874
Right-of-use asset	49,521,196	1,634,255
Deferred tax assets	11,545,786	9,660,585
TOTAL NON-CURRENT ASSETS	2,979,434,979	1,375,280,734
TOTAL ASSETS	3,111,645,217	1,446,278,421
Other current financial liabilities	52,648,107	123,897,845
Current lease liabilities	3,654,887	2,841,336
Trade and other payables, current	271,863,500	242,153,349
Current accounts payable to related parties	808,325,434	21,185,153
Other current provisions	186,526
Current tax liabilities	2,461,869	2,677,535
Other current non-financial liabilities	691,075	542,959
TOTAL CURRENT LIABILITIES	1,139,831,398	393,298,177
Other non-current financial liabilities	1,709,302,329	1,233,895,436
Non-current lease liabilities	8,080,578	9,461,026
Trade and other payables non-current	179,369,751	117,182,398
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Other long-term provisions	16,859,035	17,513,349
Deferred tax liabilities	139,019,628	98,818,423
Non-current provisions for employee benefits	860,105	723,466
TOTAL NON-CURRENT LIABILITIES	3,353,550,523	2,641,638,560
TOTAL LIABILITIES	4,493,381,921	3,034,936,737
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	196,498	83,819
Other current non-financial assets	5,593,825	293,128
Trade and other receivables, current	328,320	773,733
Current accounts receivable from related parties	25,247,475	25,464,610
Inventories	1,876,620	1,234,785
TOTAL CURRENT ASSETS	33,242,738	27,850,075
Other non-current financial assets		541,894
Right-of-use asset	7,493,021	6,845,348
TOTAL NON-CURRENT ASSETS	7,493,021	7,387,242
TOTAL ASSETS	40,735,759	35,237,317
Current lease liabilities	1,477,881	970,934
Trade and other payables, current	7,550,846	6,133,452
Current accounts payable to related parties	176,027,245	105,759,004
Other current non-financial liabilities	3,885,531	3,532,025
TOTAL CURRENT LIABILITIES	188,941,503	116,395,415
Non-current lease liabilities	7,229,608	7,002,997
TOTAL NON-CURRENT LIABILITIES	7,229,608	7,002,997
TOTAL LIABILITIES	196,171,111	123,398,412
Foreign Currency Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	5,077	4,576
TOTAL CURRENT LIABILITIES	5,077	4,576
TOTAL LIABILITIES	5,077	4,576
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	195,683	3,977,675
Other current non-financial assets	1,212,255	842,434
Inventories	25,675	6,006
Current tax assets		13,344
TOTAL CURRENT ASSETS	1,433,613	4,839,459
Trade and other non-current receivables	812	10,258
Investments accounted for using the equity method	387,135	370,563
Intangible assets other than goodwill	91,421	237,352
Property, plant and equipment	14,584,291	13,931,758
TOTAL NON-CURRENT ASSETS	15,063,659	14,549,931
TOTAL ASSETS	16,497,272	19,389,390
Trade and other payables, current	674,667	270,221
Other current provisions	228,724	240,018
Other current non-financial liabilities	23,626	26,192
TOTAL CURRENT LIABILITIES	927,017	536,431
TOTAL LIABILITIES	$ 927,017	$ 536,431